Note 7 - Securities Sold Under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Repurchase Agreements [Table Text Block]
Gross Amounts Not Offset
in the Balance Sheets
Net Amounts
	Gross Amounts	Gross Amounts	of Liabilities		Cash
	of Recognized	Offset in the	Presented in the	Financial	Collateral
December 31, 2024	Liabilities	Balance Sheets	Balance Sheets	Instruments	Pledged	Net Amount

Repurchase agreements:
Commercial customers (a)	$1,143	$-	$1,143	$1,143	$-	$-
Gross Amounts Not Offset
in the Balance Sheets
Net Amounts
	Gross Amounts	Gross Amounts	of Liabilities		Cash
	of Recognized	Offset in the	Presented in the	Financial	Collateral
December 31, 2023	Liabilities	Balance Sheets	Balance Sheets	Instruments	Pledged	Net Amount

Repurchase agreements:
Commercial customers (a)	$1,231	$-	$1,231	$1,231	$-	$-